BANK LOANS	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
BANK LOANS

NOTE 8 – BANK LOANS

Short-term loans consisted of the following:

	As of	As of
	June 30,2023	June 30, 2022

Cathay Bank
Effective interest rate at 4.25%	$887,000	$564,000
Total	$887,000	$564,000

On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets.

As of June 30, 2023, the outstanding balance was $887,000. The Company has extended the repayment date to February 2024 from the original due date of February 2022. As of the date of this report, the Company made total payments of $828,416.

Long-term loan consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	$4,555,467	$6,320,534
Less: current portion of long-term loans	(2,959,918)	(1,386,160)
Long-term loans	$1,595,549	$4,934,374

On July 17, 2020, the Company entered into multiple loan agreements with Dongguan Rural Commercial Bank to borrow an aggregate of $6.9 million (RMB50 million) of loans to support the working capital needs and the construction of the Company’s current CIP projects. The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points. The Company pledged the land use right of approximately $1.8 million and buildings of approximately $4.8 million from Meijia as collateral to secure total loans of $4.1 million (RMB30 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans of $2.8 million (RMB20 million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of June 30, 2023, the outstanding balance was $4,555,467. The Company further repaid $2,702,960 (RMB19,600,873) and drew down $2,620,100 (RMB19,000,000) subsequent to the period end.

Interest expenses for the above-mentioned loans amounted to $396,517, $471,443 and $460,905 for the years ended June 30, 2023, 2022 and 2021, respectively.

The Company capitalized interest of $Nil, $90,775 and $145,620 related to certain CIP projects expenditures for the years ended June 30, 2023, 2022 and 2021, respectively.

As of June 30, 2023, the Company’s short-term and long-term loans totaled approximately $5.4 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending June 30,	Repayment
2024	$3,846,918
2025	361,513
2026	384,284
2027	408,490
2028	434,197
2029	7,065
Total	$5,442,467

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)